Note 7 - INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Note 7 - Investments Tables
Summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities disclosure

A summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities disclosed above was as follows:

	December 31,
	2011	2012

Available-for-sale equity securities	$–	$–
Held-to-maturity debt securities	–	2,378

Short-term investments	–	2,378

Held-to-maturity debt securities	$–	$360
Equity securities in privately-held companies (cost method)	618	642

Long-term investments	618	1,002

Total investments	$618	$3,380

summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities

A summary of the carrying values and balance sheet classification of all investments in debt, equity securities and available-for-sale securities was as follows:

			Investment carrying value at
			December 31,
Nature	Contracted maturity	Interest rate	2011	2012

Fixed maturities	Two weeks to one month	3% to 4%	$–	$2,378
Subordinated debentures	10 years	4.375%	–	360

Total Held-to-maturity			–	$2,738